Events after the Reporting Period (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Events after the reporting period
Tax benefit on decline in fair value		$ 33	$ (33)
Warrants issued by UHI
Events after the reporting period
Decline in fair value	$ 21,937,100
Tax benefit on decline in fair value	$ 6,581,100